                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: 1

   This Amendment (Check only one.):   [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Fund VI, L.P.*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 028-11264

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director, Chief Financial Officer and Secretary
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Michael F. Goss   Boston, MA.   May 16, 2005
-------------------   -----------   ------------

*The report on Form 13F for the period ended December 31, 2004 for Bain Capital Fund VI, L.P. (the "Fund") is being filed by Bain Capital Investors, LLC, the general partner of Bain Capital Partners VI, L.P., which is the general partner of the Fund.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

The Holdings Report filed by Bain Capital Investors, LLC for the calendar quarter ended December 31, 2004 inadvertently included non-reportable securities of US LEC Corp. under the CUSIP for reportable securities of US LEC Corp. As a result, the entry for US LEC Corp. has been removed from the Holdings Report for the calendar quarter ended December 31, 2004.

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-11185               Bain Capital Investors, LLC
28-11188               Bain Capital Partners VI, L.P.